Cover	Nov. 02, 2026
Cover [Abstract]
Entity Registrant Name	LIGHTBRIDGE CORPORATION
Entity Central Index Key	0001084554
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 02, 2026
Entity File Number	001-34487
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	91-1975651
Entity Address Address Line 1	11710 Plaza America Drive
Entity Address Address Line 2	Suite 2000
Entity Address City Or Town	Reston
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20190
City Area Code	571
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	730-1200
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	LTBR
Security Exchange Name	NASDAQ